7. STOCKHOLDERS' EQUITY: Schedule of Share-based Compensation (Tables)	9 Months Ended
Sep. 30, 2012
Tables/Schedules
Schedule of Share-based Compensation
	01/01/2012 to 09/30/2012	01/01/2011 to 09/30/2011
Share-based compensation, employees	8,371	35,527
Share-based compensation, other	54,300	0
Share-based compensation, options forfeited	200,000	0